Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 318,843
Impairment	(1,802)	€ (890)	€ 0
Ending balance	357,496	318,843
Lands, Buildings and Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	158,193
Ending balance	170,145	158,193
Technical Equipment and Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	71,778
Ending balance	90,643	71,778
Factory and Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	32,737
Ending balance	39,170	32,737
Construction in Progress and Prepayments
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	56,135
Ending balance	57,538	56,135
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	389,858	328,155
Additions	81,118	64,298
Disposals	(7,591)	(1,989)
Transfers	(1,777)
Impact of foreign currency translation	(1,623)	(606)
Ending balance	459,985	389,858	328,155
Cost | Lands, Buildings and Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	174,103	165,561
Additions	6,741	6,734
Disposals	(1,036)	(141)
Transfers	16,620	2,266
Impact of foreign currency translation	(1,155)	(317)
Ending balance	195,273	174,103	165,561
Cost | Technical Equipment and Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	105,885	79,634
Additions	16,624	3,307
Disposals	(4,801)	(607)
Transfers	21,118	23,551
Ending balance	138,826	105,885	79,634
Cost | Factory and Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	53,735	42,162
Additions	11,793	3,560
Disposals	(1,746)	(1,231)
Transfers	4,995	9,459
Impact of foreign currency translation	(429)	(215)
Ending balance	68,348	53,735	42,162
Cost | Construction in Progress and Prepayments
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	56,135	40,798
Additions	45,960	50,697
Disposals	(8)	(10)
Transfers	(44,510)	(35,276)
Impact of foreign currency translation	(39)	(74)
Ending balance	57,538	56,135	40,798
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(71,015)	(42,102)
Depreciation	(37,284)	(29,885)
Disposals	7,086	1,742
Impairment	(1,802)	(890)
Impact of foreign currency translation	526	120
Ending balance	(102,489)	(71,015)	(42,102)
Accumulated Depreciation | Lands, Buildings and Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(15,910)	(7,250)
Depreciation	(9,746)	(8,827)
Disposals	1,005	139
Impairment	(835)
Transfers		(9)
Impact of foreign currency translation	358	37
Ending balance	(25,128)	(15,910)	(7,250)
Accumulated Depreciation | Technical Equipment and Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(34,107)	(21,267)
Depreciation	(17,665)	(12,373)
Disposals	4,556	423
Impairment	(967)	(890)
Ending balance	(48,183)	(34,107)	(21,267)
Accumulated Depreciation | Factory and Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(20,998)	(13,585)
Depreciation	(9,873)	(8,685)
Disposals	1,525	1,180
Transfers		9
Impact of foreign currency translation	168	83
Ending balance	€ (29,178)	€ (20,998)	€ (13,585)